Net Loss Per Share - Anti Dilutive Potential Common Shares Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Basic [Line Items]
Convertible preferred stock (as converted)	21,625,471	21,828,195
Convertible Preferred Stock (as converted)
Earnings Per Share Basic [Line Items]
Convertible preferred stock (as converted)	18,216,847	18,216,847
Stock Options Outstanding
Earnings Per Share Basic [Line Items]
Convertible preferred stock (as converted)	3,316,671	3,075,403
Unvested Restricted Stock
Earnings Per Share Basic [Line Items]
Convertible preferred stock (as converted)	91,953	535,945